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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                               Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           5/17/04
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                             (X) 13F Holdings Report
                                 ( ) 13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     16
         Form 13F Information Table Value Total:    $180,269 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F
31 March 04

                                                                                                 Voting Authority
                                                                                                 ----------------
                                                         Value     Shares/  Sh/  Put/   Invstmt  Other
Name of Issuer                     Title of class CUSIP  (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers  Sole        Shared  None
------------------------------     --------------------  --------  -------- ---  ----   -------  --------- ----------  ------- ----
AEP INDUSTRIES                      COM      001031103       8689    812090  SH          Sole                812090
BOEING CO                           COM      097023105       9035    220000  SH          Sole                220000
BOSTON SCIENTIFIC CORP              COM      101137107      10171    240000  SH          Sole                240000
CITIGROUP INC                       COM      172967101       1810     35000  SH          Other                35000
CYBERGUARD                          COM      231091010       1379    140000  SH          Sole                140000
COCA COLA CO                        COM      191216100       8968    178300  SH          Sole                178300
INTEL CORP                          COM      458140100      32640   1200000  SH          Sole               1200000
MCKESSON CORP                       COM      58155Q103       1348     44787  SH          Sole                 44787
MICROSOFT CORP                      COM      594918104      16932    679200  SH          Sole                679200
STAPLES INC                         COM      855030102       6489    256291  SH          Sole                256291
SURMODICS  INC                      COM      868873100       2787    140000  SH          Sole                140000
TARGET CORP                         COM      87612E106      40966    909536  SH          Other               909536
TECHNE CORP                         COM      878377100      17384    426182  SH          Sole                426182
UNITEDHEALTH GROUP                  COM      91324P102      15884    246492  SH          Sole                246492
ZYGO CORP                           COM      989855101       2774    177480  SH          Sole                177480
GRUPO TMM S A DE CV SPON ADR A SHS  ADR      40051D105       3013   1087841  SH          Sole               1087841
REPORT SUMMARY                            16 DATA RECORDS  180269            0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED